The Fixed
                                                            And Variable Annuity

                                                                       issued by

                                                           COVA VARIABLE ANNUITY
                                                                    ACCOUNT FIVE

                                                                             and

                                                             COVA FINANCIAL LIFE
                                                               INSURANCE COMPANY




This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Life Insurance Company (Cova).



The annuity contract has 51 investment choices -- a fixed account which offers an interest rate which is guaranteed by Cova, and 50 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.

AIM Variable Insurance Funds, Inc.:

     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.:

     Managed by Alliance Capital Management L.P.
         Premier Growth Portfolio
         Real Estate Investment Portfolio


American Century Variable Portfolios, Inc.:

     Managed by American Century Investment Management, Inc.
         VP Income & Growth Fund
         VP International Fund
         VP Value Fund


Cova Series Trust:

     Managed by J.P. Morgan Investment Management Inc.
         International Equity Portfolio
         Large Cap Stock Portfolio
         Quality Bond Portfolio
         Select Equity Portfolio
         Small Cap Stock Portfolio

     Managed by Lord, Abbett & Co.
         Bond Debenture Portfolio (a "high yield" portfolio
             under California insurance regulations)
         Developing Growth Portfolio
         Large Cap Research Portfolio
         Lord Abbett Growth and Income Portfolio
         Mid-Cap Value Portfolio


Dreyfus Stock Index Fund:

     Managed by The Dreyfus Corporation
     (Index Fund Manager: Mellon Equity Associates)

Dreyfus Variable Investment Fund:

     Managed by The Dreyfus Corporation
         Dreyfus VIF - Capital Appreciation Portfolio
         Dreyfus VIF - Disciplined Stock Portfolio


General American Capital Company:

     Managed by Conning Asset Management Company
         Money Market Fund


Goldman Sachs Variable Insurance Trust:

     Managed by Goldman Sachs Asset Management
         Goldman Sachs Growth and Income Fund

     Managed by Goldman Sachs
     Asset Management International
         Goldman Sachs Global Income Fund
         Goldman Sachs International Equity Fund


INVESCO Variable Investment Funds, Inc.:

     Managed by INVESCO Funds Group, Inc.
         INVESCO VIF - Dynamics Fund
         INVESCO VIF - High Yield Fund


Kemper Variable Series:

     Managed by Scudder Kemper Investments, Inc.
         Kemper Government Securities Portfolio
         Kemper Small Cap Growth Portfolio
         Kemper Small Cap Value Portfolio


Scudder Variable Life Investment Fund:

     Managed by Scudder Kemper Investments, Inc.
         International Portfolio

Liberty Variable Investment Trust:

     Managed by Newport Fund Management Inc.
         Newport Tiger Fund, Variable Series


MFS Variable Insurance Trust:

     Managed by Massachusetts Financial Services Company
         MFS Emerging Growth Series
         MFS Global Governments Series
            (formerly MFS World Governments)
         MFS Growth With Income Series
         MFS High Income Series
         MFS Research Series


PIMCO Variable Insurance Trust:

     Managed by Pacific Investment Management Company
         PIMCO High Yield Bond Portfolio
         PIMCO Low Duration Bond Portfolio
         PIMCO StocksPLUS Growth and Income Portfolio
         PIMCO Total Return Bond Portfolio


Putnam Variable Trust:

     Managed by Putnam Investment Management, Inc.
         Putnam VT Growth and Income Fund - Class IA Shares
         Putnam VT International Growth Fund - Class IA Shares
         Putnam VT International New
            Opportunities Fund - Class IA Shares
         Putnam VT New Value Fund - Class IA Shares
         Putnam VT Vista Fund - Class IA Shares


Templeton Variable Products Series Fund:

     Managed by Franklin Advisers, Inc.
         Franklin Small Cap Investments Fund, Class 1 Shares

     Managed by Franklin Mutual Advisers, LLC
         Mutual Shares Investments Fund, Class 1 Shares

     Managed by Templeton Asset Management Ltd.
         Templeton Developing Markets Fund, Class 1 Shares

     Managed by Templeton Investment Counsel, Inc.
         Templeton International Fund, Class 1 Shares

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated November 12, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 26 of this prospectus. For a free copy of the SAI, call us at (800)523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

The Contracts:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

November 12, 1999



TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3
  SUMMARY                                                    4
  Fee Table                                                  6
  Examples                                                  12
  1. THE ANNUITY CONTRACT                                   16
  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    16
     Annuity Date                                           16
     Annuity Payments                                       16
     Annuity Options                                        16
  3. PURCHASE                                               17
     Purchase Payments                                      17
     Allocation of Purchase Payments                        17
     Free Look                                              17
     Accumulation Units                                     17
  4. INVESTMENT OPTIONS                                     18
     AIM Variable Insurance Funds, Inc.                     18
     Alliance Variable Products Series Fund, Inc.           18
     American Century Variable Portfolios, Inc.             18
     Cova Series Trust                                      18
     Dreyfus Stock Index Fund                               18
     Dreyfus Variable Investment Fund                       18
     General American Capital Company                       18
     Goldman Sachs Variable Insurance Trust                 18
     INVESCO Variable Investment Funds, Inc.                19
     Kemper Variable Series                                 19
     Scudder Variable Life Investment Fund                  19
     Liberty Variable Investment Trust                      19
     MFS Variable Insurance Trust                           19
     PIMCO Variable Insurance Trust                         19
     Putnam Variable Trust                                  19
     Templeton Variable Products Series Fund                19
     Transfers                                              20
     Dollar Cost Averaging Program                          20
     Automatic Rebalancing Program                          20
     Approved Asset Allocation Programs                     20
     Voting Rights                                          21
     Substitution                                           21
  5. EXPENSES                                               21
     Insurance Charges                                      21
     Contract Maintenance Charge                            21
     Withdrawal Charge                                      21
     Reduction or Elimination of the Withdrawal Charge      22
     Premium Taxes                                          22
     Transfer Fee                                           22
     Income Taxes                                           22
     Investment Portfolio Expenses                          22
  6. TAXES                                                  22
     Annuity Contracts in General                           23
     Qualified and Non-Qualified Contracts                  23
     Withdrawals - Non-Qualified Contracts                  23
     Withdrawals - Qualified Contracts                      23
     Withdrawals - Tax-Sheltered Annuities                  23
     Diversification                                        23

  7. ACCESS TO YOUR MONEY                                   24
     Systematic Withdrawal Program                          24
     Suspension of Payments or Transfers                    24

  8. PERFORMANCE                                            24

  9. DEATH BENEFIT                                          25
     Upon Your Death                                        25
     Death of Annuitant                                     25

10. OTHER INFORMATION                                       25
     Cova                                                   25
     Year 2000                                              25
     The Separate Account                                   26
     Distributor                                            26
     Ownership                                              26
     Beneficiary                                            26
     Assignment                                             26
     Financial Statements                                   26

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      26

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B
Participating Investment Portfolios                        B-1

APPENDIX C
Performance Information                                    C-1

INDEX OF SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.
                                                          Page

Accumulation Phase                                          16
Accumulation Unit                                           17
Annuitant                                                   16
Annuity Date                                                16
Annuity Options                                             16
Annuity Payments                                            16
Annuity Unit                                                17
Beneficiary                                                 26
Fixed Account                                               16
Income Phase                                                16
Investment Portfolios                                       18
Joint Owner                                                 26
Non-Qualified                                               23
Owner                                                       26
Purchase Payment                                            17
Qualified                                                   23
Tax Deferral                                                23

SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 50 investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4. INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are described herein and in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

o    Cova also  deducts  for its  insurance  charges  which  total  1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

o If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0%
     - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.66% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features may not be suitable for your particular situation.



10. INQUIRIES:

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661



COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

Owner Transaction Expenses
Withdrawal Charge (see Note 1 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                          ----
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%



Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       A I M V.I. Capital Appreciation Fund                           .62%                    .05%                    .67%
       A I M V.I. International Equity Fund                           .75%                    .16%                    .91%
       A I M V.I. Value Fund                                          .61%                    .05%                    .66%
------------------------------------------------------------------------------------------------------------------------------------



                                                                               Other Expenses (after       Total Annual Portfolio
                                                                               expense reimbursement       Expenses (after expense
                                                            Management            for Real Estate          reimbursement for Real
                                                               Fees            Investment Portfolio)    Estate Investment Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth Portfolio*                              1.00%                     .06%                        1.06%
       Real Estate Investment Portfolio**                      .08%                     .87%                         .95%
------------------------------------------------------------------------------------------------------------------------------------

* The adviser to the Fund discontinued the expense reimbursement with respect to the Premier Growth Portfolio effective May 1, 1998.

** The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. The estimated expenses for the Real Estate Investment Portfolio, before reimbursement, are: .90% management fees and 1.41% for other expenses.



COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
Managed by American Century Investment Management, Inc.
       VP Income & Growth Fund                                        .70%                    .0%                     .70%
       VP International Fund                                         1.37%                    .0%                    1.37%
       VP Value Fund                                                 1.00%                    .0%                    1.00%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management          reimbursement for        reimbursement for
                                                                      Fees           certain Portfolios)(1)  certain Portfolios)(1)
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       International Equity Portfolio                                 .80%                    .28%                   1.08%
       Large Cap Stock Portfolio                                      .65%                    .10%                    .75%
       Quality Bond Portfolio                                         .55%                    .10%                    .65%
       Select Equity Portfolio                                        .68%                    .18%                    .86%
       Small Cap Stock Portfolio                                      .85%                    .27%                   1.12%

Managed by Lord, Abbett &Co.
       Bond Debenture Portfolio (a "high yield" portfolio
          under California insurance regulations)                     .75%                    .10%                    .85%
       Developing Growth Portfolio                                    .90%                    .30%                   1.20%
       Large Cap Research Portfolio                                  1.00%                    .30%                   1.30%
       Lord Abbett Growth and Income Portfolio(2)                     .65%                    .07%                    .72%
       Mid-Cap Value Portfolio                                       1.00%                    .30%                   1.30%
------------------------------------------------------------------------------------------------------------------------------------

(1) Since May 1, 1996, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees)in excess of  approximately  .10%. This  reimbursement  arrangement for the
Select  Equity,   Small  Cap  Stock  and  International  Equity  Portfolios  was
discontinued effective May 1, 1999. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the actual expenses for these Portfolios for the year ended December 31, 1998. Effective May 1, 1999, Cova
reimburses  the  Mid-Cap  Value,   Large  Cap  Research  and  Developing  Growth
Portfolios for all operating expenses (exclusive of the management fees) in excess of approximately .30% (instead of .10% as had been the case prior to May 1, 1999). This change is reflected above under "Other Expenses" for these three Portfolios. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses for the year ended December 31, 1998 would have been
 .86% for the Quality Bond Portfolio, .94% for the Large Cap Stock Portfolio, .93% for the Bond Debenture Portfolio, 1.68% for the Mid-Cap Value Portfolio,
1.95% for the Large Cap Research Portfolio and 1.70% for the Developing Growth Portfolio.

(2) Estimated. The Portfolio commenced investment operations on January 8, 1999.



COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund
Managed by The Dreyfus Corporation
(Index Fund Manager: Mellon Equity Associates)                        .25%                    .01%                    .26%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation
       Dreyfus VIF - Capital Appreciation Portfolio                   .75%                    .06%                    .81%
       Dreyfus VIF - Disciplined Stock Portfolio                      .75%                    .13%                    .88%
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market Fund                                              .125%                   .08%                    .205%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees               reimbursement)*         reimbursement)*
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                           .75%                    .15%                    .90%

Managed by Goldman Sachs Asset Management International
       Goldman Sachs Global Income Fund                               .90%                    .15%                   1.05%
       Goldman Sachs International Equity Fund                       1.00%                    .25%                   1.25%
------------------------------------------------------------------------------------------------------------------------------------

* The investment advisers to the Goldman Sachs Growth and Income, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15%, 0.25% and 0.15% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity and Global Income Funds would be 1.94% and 2.69%, 1.97% and 2.97% and 2.40% and 3.30%, respectively. The reductions or limitations may be discontinued or modified by the investment advisers in their discretion at any time.



COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
Managed by INVESCO Funds Group, Inc..
       INVESCO VIF - Dynamics Fund                                    .60%                    .85%                   1.45%
       INVESCO VIF - High Yield Fund                                  .60%                    .47%                   1.07%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                                    Other Expenses             Portfolio Expenses
                                                                                    (after expense               (after expense
                                                               Management          reimbursement for            reimbursement for
                                                                  Fees        Small Cap Value Portfolio)   Small Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
       Kemper Government Securities Portfolio                     .55%                   .11%                         .66%
       Kemper Small Cap Growth Portfolio                          .65%                   .05%                         .70%
       Kemper Small Cap Value Portfolio                           .75%                   .05%*                        .80%
------------------------------------------------------------------------------------------------------------------------------------

* Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Small Cap Value
Portfolio to .84%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.

                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Life Investment Fund
Managed by Scudder Kemper Investments, Inc.
       International Portfolio                                        .862%                   .184%                  1.046%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                            .90%                    .40%                   1.30%
------------------------------------------------------------------------------------------------------------------------------------



COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management             reimbursement           reimbursement
                                                                      Fees             for certain Series)     for certain Series)
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (1)
Managed by Massachusetts Financial Services Company
       MFS Emerging Growth Series                                     .75%                    .10%                    .85%
       MFS Global Governments Series (2)                              .75%                    .26%                   1.01%
       MFS Growth With Income Series                                  .75%                    .13%                    .88%
       MFS High Income Series                                         .75%                    .28%                   1.03%
       MFS Research Series                                            .75%                    .11%                    .86%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(2) MFS has agreed to bear expenses for the Global Governments Series subject to reimbursement by this series, such that the series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the series during the current fiscal year. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 1998, would have been 1.11% for the MFS Global Governments Series. The payments made by MFS on behalf of the series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for this series. The obligation of MFS to bear the series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by this series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for this series until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees this series.

                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses*
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
Managed by Pacific Investment Management Company
       PIMCO High Yield Bond Portfolio                                .50%                    .25%                    .75%
       PIMCO Low Duration Bond Portfolio                              .40%                    .25%**                  .65%
       PIMCO StocksPLUS Growth and Income Portfolio                   .40%                    .25%                    .65%
       PIMCO Total Return Bond Portfolio                              .40%                    .25%                    .65%
------------------------------------------------------------------------------------------------------------------------------------

*PIMCO, the investment adviser, has agreed to reduce its administrative fee, subject to potential future reimbursements, to the extent that total Portfolio operating expenses would exceed, due to organizational expenses and the payment by each Portfolio of its pro rata portion of the Trust's Trustees' fees, 0.65% with respect to the Low Duration Bond, StocksPLUS Growth and Income and Total Return Bond Portfolios and 0.75% with respect to the High Yield Bond Portfolio. Without such reductions, total annual Portfolio expenses would have been 0.81%, 0.67%, 0.72%, and 0.75% for the High Yield Bond, Low Duration Bond, StocksPLUS Growth and Income, and Total Return Bond Portfolios, respectively.

**Other Expenses are based on estimates for the current fiscal year.



COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE (continued)

                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income Fund - Class IA Shares             .46%                    .04%                    .50%
       Putnam VT International Growth Fund - Class IA Shares          .80%                    .27%                   1.07%
       Putnam VT International New Opportunities Fund -
          Class IA Shares*                                           1.18%                    .42%                   1.60%
       Putnam VT New Value Fund - Class IA Shares                     .70%                    .11%                    .81%
       Putnam VT Vista Fund - Class IA Shares                         .65%                    .12%                    .77%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

* The Management Fees and Total Annual Portfolio Expenses reflect an expense limitation. In the absence of the expense limitation, the Management Fees and Total Annual Portfolio Expenses would have been 1.20% and 1.62%, respectively.

                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees             certain Portfolios)     certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products Series Fund
Managed by Franklin Advisers, Inc.
       Franklin Small Cap Investments Fund, Class 1 Shares*           .15%                 .85%                       1.00%

Managed by Franklin Mutual Advisers, LLC
       Mutual Shares Investments Fund, Class 1 Shares *               .00%                   1.00%                    1.00%

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets Fund, Class 1 Shares             1.25%                    .41%                    1.66%

Managed by Templeton Investment Counsel, Inc.
       Templeton International Fund, Class 1 Shares                   .69%                    .17%                     .86%
------------------------------------------------------------------------------------------------------------------------------------

o Figures reflect expenses from the Fund's inception on May 1, 1998, which have been annualized for the Management Fees and estimated for Other Expenses. The investment manager agreed in advance to limit management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses did not exceed 1.00% of the Fund's Class 1 net assets in 1998. The investment manager has agreed to continue this arrangement through 1999. Management Fees, Other Expenses and Total Annual Portfolio Expenses in 1998 before any waivers were as follows: 0.75%, 1.00% and 1.75% for the Franklin Small Cap Investments Fund and 0.60%, 2.27% and 2.87% for the Mutual Shares Investments Fund.


Examples
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a
5% annual return on assets:             (a)   if you surrender the contract at the end of each time period;
                                        (b)   if you do not surrender the contract
                                              or if you apply the contract value to an annuity option.

                                                                                            Time Periods
                                                                  1 year            3 years           5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation                               (a)  $71.99      (a) $112.73       (a)  $160.90      (a) $247.97
                                                                   (b)  $21.99      (b) $ 67.73       (b)  $115.90      (b) $247.97
       AIM V.I. International Equity                               (a)  $74.40      (a) $119.97       (a)  $173.00      (a) $272.25
                                                                   (b)  $24.40      (b) $ 74.97       (b)  $128.00      (b) $272.25
       AIM V.I. Value                                              (a)  $71.89      (a) $112.42       (a)  $160.39      (a) $246.95
                                                                   (b)  $21.89      (b) $ 67.42       (b)  $115.39      (b) $246.95
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth                                              (a)   $75.90     (a) $124.47       (a)  $180.49      (a) $287.10
                                                                   (b)   $25.90     (b) $ 79.47       (b)  $135.49      (b) $287.10
       Real Estate Investment                                      (a)  $74.80      (a) $121.17       (a)  $175.00      (a) $276.23
                                                                   (b)  $24.80      (b) $ 76.17       (b)  $130.00      (b) $276.23
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
Managed by American Century Investment Management, Inc.
       VP Income & Growth                                          (a)  $72.29      (a) $113.63
                                                                   (b)  $22.29      (b) $ 68.63
       VP International                                            (a)  $78.99      (a) $133.70
                                                                   (b)  $28.99      (b) $ 88.70
       VP Value                                                    (a)  $75.30      (a) $122.67
                                                                   (b)  $25.30      (b) $ 77.67
------------------------------------------------------------------------------------------------------------------------------------




Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       International Equity                                        (a)  $76.10      (a) $125.06       (a)  $181.48      (a) $289.07
                                                                   (b)  $26.10      (b) $ 80.06       (b)  $136.48      (b) $289.07
       Large Cap Stock                                             (a)  $72.80      (a) $115.15       (a)  $164.95      (a) $256.13
                                                                   (b)  $22.80      (b) $ 70.15       (b)  $119.95      (b) $256.13
       Quality Bond                                                (a)  $71.79      (a) $112.12       (a)  $159.89      (a) $245.92
                                                                   (b)  $21.79      (b) $ 67.12       (b)  $114.89      (b) $245.92
       Select Equity                                               (a)  $73.90      (a) $118.46       (a)  $170.49      (a) $267.24
                                                                   (b)  $23.90      (b) $ 73.46       (b)  $125.49      (b) $267.24
       Small Cap Stock                                             (a)  $76.50      (a) $126.26       (a)  $183.47      (a) $292.98
                                                                   (b)  $26.50      (b) $ 81.26       (b)  $138.47      (b) $292.98
------------------------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
       Bond Debenture                                              (a)  $73.80      (a) $118.16       (a)  $169.99      (a) $266.24
                                                                   (b)  $23.80      (b) $ 73.16       (b)  $124.99      (b) $266.24
       Developing Growth                                           (a)  $77.30      (a) $ 28.65       (a)  $187.42      (a) $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)  $142.42      (b) $300.75
       Large Cap Research                                          (a)  $78.30      (a) $131.62       (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
       Lord Abbett Growth and Income                               (a)  $72.49      (a) $114.24       (a)  $163.43      (a) $253.08
                                                                   (b)  $22.49      (b) $ 69.24       (b)  $118.43      (b) $253.08
       Mid-Cap Value                                               (a)  $78.30      (a) $131.62       (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund
Managed by The Dreyfus Corporation
(Index Fund Manager: Mellon Equity Associates                      (a)  $67.87      (a) $100.23
                                                                   (b)  $17.87      (b) $ 55.23
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation
       Dreyfus VIF - Capital Appreciation                          (a)  $73.40      (a) $116.96
                                                                   (b)  $23.40      (b) $ 71.96
       Dreyfus VIF - Disciplined Stock                             (a)  $74.10      (a) $119.07
                                                                   (b)  $24.10      (b) $ 74.07
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market                                                (a)  $67.31      (a)  $ 98.54     (a)  $137.02      (a) $199.08
                                                                   (b)  $17.31      (b)  $ 53.54     (b) $  92.02      (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------



Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                        (a)  $74.30      (a)  $119.67      (a)  $172.50      (a) $271.25
                                                                   (b)  $24.30      (b)  $ 74.67      (b)  $127.50      (b) $271.25
Managed by Goldman Sachs Asset Management International
       Goldman Sachs Global Income Fund                            (a)  $75.80      (a)  $124.17      (a)  $179.99      (a) $286.12
                                                                   (b)  $25.80      (b)  $ 79.17      (b)  $134.99      (b) $286.12
       Goldman Sachs International Equity Fund                     (a)  $77.80      (a)  $130.14      (a)  $189.89      (a) $305.57
                                                                   (b)  $27.80      (b)  $ 85.14      (b)  $144.89      (b) $305.57
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

Managed by INVESCO Funds Group, Inc.
       INVESCO VIF - Dynamics                                      (a)  $79.79      (a)  $136.07
                                                                   (b)  $29.79      (b)  $ 91.07
       INVESCO VIF - High Yield                                    (a)  $76.00      (a)  $124.77
                                                                   (b)  $26.00      (b)  $ 79.77
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series

Managed by Scudder Kemper Investments, Inc.
       Kemper Government Securities                                (a)  $71.89      (a)  $112.42      (a)  $160.39      (a) $246.95
                                                                   (b)  $21.89      (b)  $ 67.42      (b)  $115.39      (b) $246.95
       Kemper Small Cap Growth                                     (a)  $72.29      (a)  $113.63      (a)  $162.42      (a) $251.04
                                                                   (b)  $22.29      (b)  $ 68.63      (b)  $117.42      (b) $251.04
       Kemper Small Cap Value                                      (a)  $73.70      (a)  $117.86      (a)  $169.49      (a) $265.23
                                                                   (b)  $23.70      (b)  $ 72.86      (b)  $124.49      (b) $265.23
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Life Investment Fund

Managed by Scudder Kemper Investments, Inc.
       International                                               (a)  $75.76      (a)  $124.05
                                                                   (b)  $25.76      (b)  $ 79.05
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                         (a)  $78.30      (a)  $131.62      (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b)  $ 86.62      (b)  $147.35      (b) $310.37
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company
       MFS Emerging Growth                                         (a)  $73.80      (a)  $118.16      (a)  $169.99      (a) $266.24
                                                                   (b)  $23.80      (b)  $ 73.16      (b)  $124.99      (b) $266.24
       MFS Global Governments                                      (a)  $75.40      (a)  $122.97      (a)  $178.00      (a) $282.18
                                                                   (b)  $25.40      (b)  $ 77.97      (b)  $133.00      (b) $282.18
       MFS Growth With Income                                      (a)  $74.10      (a)  $119.07      (a)  $171.50      (a) $269.25
                                                                   (b)  $24.10      (b)  $ 74.07      (b)  $126.50      (b) $269.25
       MFS High Income                                             (a)  $75.60      (a)  $123.57      (a)  $179.00      (a) $284.15
                                                                   (b)  $25.60      (b)  $ 78.57      (b)  $134.00      (b) $284.15
       MFS Research                                                (a)  $73.90      (a)  $118.46      (a)  $170.49      (b) $267.24
                                                                   (b)  $23.90      (b)  $ 73.46      (b)  $125.49      (b) $267.24
------------------------------------------------------------------------------------------------------------------------------------



Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
Managed by Pacific Investment Management Company
       PIMCO High Yield Bond                                       (a)  $72.80      (a)  $115.15
                                                                   (b)  $22.80      (b)  $ 70.15
       PIMCO Low Duration Bond                                     (a)  $71.79      (a)  $112.12
                                                                   (b)  $21.79      (b)  $ 67.12
       PIMCO StocksPLUS Growth and Income                          (a)  $71.79      (a)  $112.12
                                                                   (b)  $21.79      (b)  $ 67.12
       PIMCO Total Return Bond                                     (a)  $71.79      (a)  $112.12
                                                                   (b)  $21.79      (b)  $ 67.12
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income - Class IA Shares               (a)  $70.29      (a)  $107.56      (a)  $152.24      (a) $230.39
                                                                   (b)  $20.29      (b)  $ 62.56      (b)  $107.24      (b) $230.39
       Putnam VT International Growth - Class IA Shares            (a)  $76.00      (a)  $124.77      (a)  $180.99      (a) $288.08
                                                                   (b)  $26.00      (b)  $ 79.77      (b)  $135.99      (b) $288.08
       Putnam VT International New Opportunities - Class IA Shares (a)  $81.28      (a)  $140.49      (a)  $206.96      (a) $338.60
                                                                   (b)  $31.28      (b)  $ 95.49      (b)  $161.96      (b) $338.60
       Putnam VT New Value - Class IA Shares                       (a)  $73.40      (a)  $116.96      (a)  $167.98      (a) $262.21
                                                                   (b)  $23.40      (b)  $ 71.96      (b)  $122.98      (b) $262.21
       Putnam VT Vista - Class IA Shares                           (a)  $73.00      (a)  $115.75      (a)  $165.96      (a) $258.16
                                                                   (b)  $23.00      (b)  $ 70.75      (b)  $120.96      (b) $258.16
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products Series Fund, Class 1 Shares
Managed by Franklin Advisers, Inc.
       Franklin Small Cap Investments                              (a)  $75.30      (a)  $122.67
                                                                   (b)  $25.30      (b)  $ 77.67
Managed by Franklin Mutual Advisers, LLC
       Mutual Shares Investments                                   (a)  $75.30      (a)  $122.67      (a)  $177.50      (a) $281.19
                                                                   (b)  $25.30      (b)  $ 77.67      (b)  $132.50      (b) $281.19
Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets                                (a)  $81.88      (a)  $142.26      (a)  $209.86      (a) $344.13
                                                                   (b)  $31.88      (b)  $ 97.26      (b)  $164.86      (b) $344.13
Managed by Templeton Investment Counsel, Inc.
       Templeton International                                     (a)  $73.90      (a)  $118.46      (a)  $170.49      (a) $267.24
                                                                   (b)  $23.90      (b)  $ 73.46      (b)  $125.49      (b) $267.24
------------------------------------------------------------------------------------------------------------------------------------



Explanation of Fee Table

1. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3. During the accumulation phase, Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A.



1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."



2.   ANNUITY PAYMENTS (THE INCOME PHASE)


Annuity Date
Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.


Annuity Payments
You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,

o    the investment portfolio(s), or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, Cova has the right to change the frequency of payments so that your annuity payments are at least $100.


Annuity Options
You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3 % or 50% of the amount that we would have paid if both were alive.



3.   PURCHASE

Purchase Payments
A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.


Allocation of Purchase Payments
When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.


Accumulation Units
The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3. dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

 Example:
   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.



4.   INVESTMENT OPTIONS

The contract offers 50 investment portfolios which are listed below. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses will be sent to you with your Contract. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix B which contains a summary of investment objectives for each investment portfolio.)


AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio
   Real Estate Investment Portfolio


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund


COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

   International Equity Portfolio
   Large Cap Stock Portfolio
   Quality Bond Portfolio
   Select Equity Portfolio
   Small Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

   Bond Debenture Portfolio ( a "high yield" portfolio
      under California insurance regulations)
   Developing Growth Portfolio
   Large Cap Research Portfolio
   Lord Abbett Growth and Income Portfolio
   Mid-Cap Value Portfolio


DREYFUS STOCK INDEX FUND
The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.


DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the contract:

   Dreyfus VIF - Capital Appreciation Portfolio
   Dreyfus VIF - Disciplined Stock Portfolio


GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

   Goldman Sachs Global Income Fund
   Goldman Sachs Growth and Income Fund
   Goldman Sachs International Equity Fund


INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

   INVESCO VIF - Dynamics Fund
   INVESCO VIF - High Yield Fund


KEMPER VARIABLE SERIES

Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

   Kemper Government Securities Portfolio
   Kemper Small Cap Growth Portfolio
   Kemper Small Cap Value Portfolio


SCUDDER VARIABLE LIFE INVESTMENT FUND

Scudder Variable Life Investment Fund is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser to each portfolio.The following portfolio is available under the contract:

   International Portfolio


LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

   Newport Tiger Fund, Variable Series
   (a portfolio investing in equity securities of companies located in certain countries of Asia).


MFS VARIABLE INSURANCE TRUST
MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Global Governments Series
    (formerly MFS World Governments Series)
   MFS Growth With Income Series
   MFS High Income Series
   MFS Research Series


PIMCO VARIABLE INSURANCE TRUST
PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   PIMCO High Yield Bond Portfolio
   PIMCO Low Duration Bond Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio
   PIMCO Total Return Bond Portfolio


PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Growth and Income Fund - Class IA Shares
   Putnam VT International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund (a stock portfolio) - Class IA Shares



TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Investments Fund, Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Investments Fund. The following portfolios are available under the contract:

   Franklin Small Cap Investments Fund, Class 1 Shares
   Mutual Shares Investments Fund, Class 1 Shares
   Templeton Developing Markets Fund, Class 1 Shares
   Templeton International Fund, Class 1 Shares

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.


Transfers
You can transfer money among the fixed account and the investment portfolios. Cova has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2. Your request for transfer must clearly state how much the transfer is for.

3. You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.


Dollar Cost Averaging Program
The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program
Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.


Approved Asset Allocation Programs
Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, Cova does not charge for participating in an approved asset allocation program.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.


Voting Rights
Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.


Substitution
Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.



5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges
Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.


Contract Maintenance Charge
During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge
During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.


Reduction or Elimination of the Withdrawal Charge
General
Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver.


Premium Taxes
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.


Transfer Fee
You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Income Taxes
Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.


Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.



6.   TAXES

NOTE:  Cova has  prepared  the  following  information  on  taxes  as a  general discussion of the subject. It is not intended as tax advice to any individual.You should consult your own tax adviser about your own circumstances. Cova has included an additional discussion regarding taxes in the Statement of Additional Information.


Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract --qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts
If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.


Withdrawals - Non-Qualified Contracts
If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts
The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities
The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;
(2)  leaves his/her job;
(3)  dies;
(4)  becomes disabled (as that term is defined in the Code); or
(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.


Diversification
The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when Cova receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


Systematic Withdrawal Program
You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.


Suspension of Payments or Transfers
Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Appendix contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.



9.   DEATH BENEFIT

Upon Your Death
If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date Cova receives proof of death. If Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death of Annuitant
If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.



10.  OTHER INFORMATION

Cova
Cova Financial Life Insurance Company ("Cova") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Life Insurance Company.

Cova is presently licensed to do business in the state of California.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase the ultimate parent of General American Life Insurance Company, the parent company of Cova. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.


Year 2000
Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

The total cost of implementing these plans is not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.


The Separate Account
Cova has established a separate account, Cova Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.


Distributor
Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.63% of purchase payments but, under certain circumstances, may be paid up to 6.0%. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership
Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary
The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment
You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements
The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information

                                                                         Period     Year or Period   Year or Period  Year or Period
                                                                      Ended 6/30/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                                 $11.80         $10.00              *               *
     End of Period                                                        12.83          11.80
     Number of Accum. Units Outstanding                                  22,822          5,570
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Equity Sub-Account
     Beginning of Period                                                 $11.42         $10.00              *               *
     End of Period                                                        11.84          11.42
     Number of Accum. Units Outstanding                                  19,985         15,257
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Value Sub-Account
     Beginning of Period                                                 $13.08         $10.00              *               *
     End of Period                                                        14.86          13.08
     Number of Accum. Units Outstanding                                  76,589          2,865
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                                 $14.62         $10.00              *               *
     End of Period                                                        16.42          14.62
     Number of Accum. Units Outstanding                                  109,670        62,869
------------------------------------------------------------------------------------------------------------------------------------

Real Estate Investment Sub-Account
     Beginning of Period                                                  $8.00         $10.00              *               *
     End of Period                                                        8.42           8.00
     Number of Accum. Units Outstanding                                  20,503         22,077
------------------------------------------------------------------------------------------------------------------------------------



Accumulation Unit Value History (continued)


                                                                         Period     Year or Period   Year or Period  Year or Period
                                                                      Ended 6/30/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by Lord, Abbett & Co.
Bond Debenture Sub-Account
     Beginning of Period                                                 $13.50         $12.88           $11.30          $10.15
     End of Period                                                        13.54          13.50            12.88           11.30
     Number of Accum. Units Outstanding                                  787,761        681,676          347,400         39,545
------------------------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                                 $11.07         $10.53           $10.83             *
     End of Period                                                        12.72          11.07            10.53
     Number of Accum. Units Outstanding                                  103,083        70,926            6,039
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                                 $11.83         $10.76              *               *
     End of Period                                                        13.32          11.83
     Number of Accum. Units Outstanding                                  94,431         49,894
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Sub-Account
(Sub-Account commenced operations during 1999. The value denoted is the initial AUV)
     Beginning of Period                                                 $35.90
     End of Period                                                        39.10
     Number of Accum. Units Outstanding                                 1,190,290
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Sub-Account
     Beginning of Period                                                 $10.44         $10.47           $10.05             *
     End of Period                                                        11.56          10.44            10.47
     Number of Accum. Units Outstanding                                  110,007        85,457            8,510
------------------------------------------------------------------------------------------------------------------------------------
Managed by J.P. Morgan Investment Management Inc.
International Equity Sub-Account
     Beginning of Period                                                 $12.89         $11.46           $10.97          $10.10
     End of Period                                                        13.53          12.89            11.46           10.97
     Number of Accum. Units Outstanding                                  810,816        779,375          554,105         124,032
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Stock Sub-Account
     Beginning of Period                                                 $19.43         $14.89           $11.34          $10.16
     End of Period                                                        21.76          19.43            14.89           11.34
     Number of Accum. Units Outstanding                                 1,456,851      1,132,390         686,677         126,231
------------------------------------------------------------------------------------------------------------------------------------
Quality Bond Sub-Account
     Beginning of Period                                                 $11.91         $11.16           $10.37           $9.95
     End of Period                                                        11.58          11.91            11.16           10.37
     Number of Accum. Units Outstanding                                  639,959        501,045          234,643         64,534
------------------------------------------------------------------------------------------------------------------------------------
Select Equity Sub-Account
     Beginning of Period                                                 $16.99         $14.05           $10.84          $10.15
     End of Period                                                        18.79          16.99            14.05           10.84
     Number of Accum. Units Outstanding                                 1,167,029      1,052,797         700,550         185,509
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Stock Sub-Account
     Beginning of Period                                                 $12.58         $13.49           $11.31          $10.91
     End of Period                                                        13.25          12.58            13.49           11.31
     Number of Accum. Units Outstanding                                  649,071        663,925          487,580         113,118
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Value History (continued)


                                                                         Period     Year or Period   Year or Period  Year or Period
                                                                      Ended 6/30/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset Management Company
Money Market Sub-Account
     Beginning of Period                                                 $11.11         $10.67           $10.63             *
     End of Period                                                        11.30          11.11            10.67
     Number of Accum. Units Outstanding                                  128,072        129,569          14,091
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
Goldman Sachs Growth and Income Sub-Account
     Beginning of Period                                                  $9.91         $11.21              *               *
     End of Period                                                        10.87          9.91
     Number of Accum. Units Outstanding                                  16,391         13,107
------------------------------------------------------------------------------------------------------------------------------------

Managed by Goldman Sachs Asset Management International
Goldman Sachs Global Income Sub-Account
     Beginning of Period                                                 $10.82         $10.15              *               *
     End of Period                                                        10.58          10.82
     Number of Accum. Units Outstanding                                   3,084          3,002
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International Equity Sub-Account
     Beginning of Period                                                 $11.42         $11.20              *               *
     End of Period                                                        11.64          11.42
     Number of Accum. Units Outstanding                                  18,603         15,859
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
Kemper Government Securities Sub-Account
     Beginning of Period                                                 $10.63         $10.00              *               *
     End of Period                                                        10.56          10.63
     Number of Accum. Units Outstanding                                  11,620          2,519
------------------------------------------------------------------------------------------------------------------------------------

Kemper Small Cap Growth Sub-Account
     Beginning of Period                                                 $11.69         $10.00              *               *
     End of Period                                                        12.09          11.69
     Number of Accum. Units Outstanding                                   5,733          3,829
------------------------------------------------------------------------------------------------------------------------------------

Kemper Small Cap Value Sub-Account
     Beginning of Period                                                  $8.77         $10.00              *               *
     End of Period                                                        9.32           8.77
     Number of Accum. Units Outstanding                                  22,134         16,641
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Value History (continued)


                                                                         Period     Year or Period   Year or Period  Year or Period
                                                                      Ended 6/30/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.
Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                                  $9.28         $10.00              *               *
     End of Period                                                        11.93          9.28
     Number of Accum. Units Outstanding                                   2,639          2,397
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company
MFS Emerging Growth Sub-Account
     Beginning of Period                                                 $13.24         $10.00              *               *
     End of Period                                                        14.84          13.24
     Number of Accum. Units Outstanding                                  59,264         47,710
------------------------------------------------------------------------------------------------------------------------------------

MFS Global Governments Sub-Account
     Beginning of Period                                                 $10.66         $10.00              *               *
     End of Period                                                        10.28          10.66
     Number of Accum. Units Outstanding                                    689            385
------------------------------------------------------------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                                 $12.08         $10.00              *               *
     End of Period                                                        12.69          12.08
     Number of Accum. Units Outstanding                                  87,892         64,791
------------------------------------------------------------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                                  $9.86         $10.00              *               *
     End of Period                                                        10.28          9.86
     Number of Accum. Units Outstanding                                  15,906         13,080
------------------------------------------------------------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                                 $12.18         $10.00              *               *
     End of Period                                                        13.17          12.18
     Number of Accum. Units Outstanding                                  47,243         25,994
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Value History (continued)


                                                                         Period     Year or Period   Year or Period  Year or Period
                                                                      Ended 6/30/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
Putnam VT Growth and Income Sub-Account
     Beginning of Period                                                 $11.40         $10.00              *               *
     End of Period                                                        12.53          11.40
     Number of Accum. Units Outstanding                                  103,960        80,114
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                                 $11.73         $10.00              *               *
     End of Period                                                        13.09          11.73
     Number of Accum. Units Outstanding                                  65,433         56,566
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                                 $11.42         $10.00              *               *
     End of Period                                                        13.56          11.42
     Number of Accum. Units Outstanding                                   8,020          4,783
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                                 $10.50         $10.00              *               *
     End of Period                                                        11.92          10.50
     Number of Accum. Units Outstanding                                   2,757          2,202
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                                 $11.80         $10.00              *               *
     End of Period                                                        13.22          11.80
     Number of Accum. Units Outstanding                                  12,486          6,799
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Value History (continued)


                                                                         Period     Year or Period   Year or Period  Year or Period
                                                                      Ended 6/30/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series Fund,
Class 1 Shares
Managed by Franklin Advisers, Inc.
Franklin Small Cap Investments Sub-Account
(Sub-Account commenced operations during 1999. The value denoted is the initial AUV.)
     Beginning of Period                                                 $10.00
     End of Period                                                        12.14
     Number of Accum. Units Outstanding                                    213
------------------------------------------------------------------------------------------------------------------------------------

Managed by Franklin Mutual Advisers, LLC
Mutual Shares Investments Sub-Account
     Beginning of Period                                                  $9.65          $8.64              *               *
     End of Period                                                        11.03          9.65
     Number of Accum. Units Outstanding                                   4,327           944
------------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Sub-Account
     Beginning of Period                                                  $7.56          $5.65              *               *
     End of Period                                                        10.76          7.56
     Number of Accum. Units Outstanding                                   9,510          7,033
------------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
Templeton International Sub-Account
     Beginning of Period                                                  $9.15          $7.89              *               *
     End of Period                                                        10.02          9.15
     Number of Accum. Units Outstanding                                  20,763          6,626
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

* The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond, Bond Debenture, Developing Growth, Mid-Cap Value and Large Cap Research Portfolios reflect the dates these investment portfolios were first offered for sale to the public which were as follows: May 15, 1996 for the Select Equity and Small Cap Stock Portfolios; May 16, 1996 for the Large Cap Stock Portfolio; May 14, 1996 for the International Equity Portfolio; May 20, 1996 for the Quality Bond and Bond Debenture Portfolios; November 7, 1997 for the Developing Growth and Mid-Cap Value Portfolios; and February 17, 1998 for the Large Cap Research Portfolio. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. Separate Account inception dates in the other investment portfolios are as follows: AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Kemper Variable Series, Liberty Variable Investment Trust, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Putnam Variable Trust - December 31, 1997; General American Capital Company - December 4, 1997; Goldman Sachs Variable Insurance Trust - March 31, 1998; and Templeton Variable Products Series Fund - September 21, 1998 (except March 1, 1999 for the Franklin Small Cap Investments Fund).



APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
Below are the investment objectives of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS, INC.:

AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund
Investment Objective: The Fund's investment objective is growth of capital through investment in common stock, with emphasis on medium- and small-sized growth companies. The Fund may also invest up to 20% of its total assets in foreign securities.


AIM V.I. International Equity Fund
Investment Objective: The Fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Fund seeks to meet this objective by investing at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.


AIM V.I. Value Fund
Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. The Fund may also invest in preferred stocks and debt instruments that have prospects for growth of capital. The Fund also may invest up to 25% of its total assets in foreign securities.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Premier Growth Portfolio
Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.


Real Estate Investment Portfolio
Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


VP Income & Growth Fund

Investment Objective: The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.


VP International Fund
Investment Objective: The Fund seeks capital growth by investing in stocks of companies that the adviser believes will increase in value over time.


VP Value Fund

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.


COVA SERIES TRUST:

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:


Portfolios Managed by J.P. Morgan
Investment Management Inc.:

International Equity Portfolio

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

Large Cap Stock Portfolio
Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income by investing primarily in dividend-paying common stock. The Portfolio will typically hold approximately 300 stocks.


Quality Bond Portfolio
Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity by investing at least 65% of its assets in bonds under normal circumstances.


Select Equity Portfolio
Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income by investing primarily in dividend-paying common stock. The Portfolio will typically hold between 60 and 90 stocks.


Small Cap Stock Portfolio
Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


Portfolios Managed by Lord, Abbett & Co.:

Bond Debenture Portfolio
Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return through a professionally-managed portfolio consisting primarily of convertible and discount debt securities, many of which are lower rated.


Developing Growth Portfolio
Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.


Large Cap Research Portfolio
Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk. Production of current income is a secondary consideration. The Portfolio invests primarily in common stocks, including securities convertible into common stocks.


Lord Abbett Growth and Income Portfolio
Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value. The Portfolio will normally invest in common stocks, including securities convertible into common stocks, of large, seasoned companies in sound financial condition, which common stocks are expected to show above-average price appreciation.


Mid-Cap Value Portfolio
Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


DREYFUS STOCK INDEX FUND:

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the S&P 500. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT FUND:

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the contract:


Capital Appreciation Portfolio
Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


Disciplined Stock Portfolio
Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.


GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:


Money Market Fund
Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund. The following portfolios are available under the contract:


Goldman Sachs Global Income Fund
Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.


Goldman Sachs Growth and Income Fund

Investment Objective: The Fund seeks long-term growth of capital and growth of income by investing in large capitalization U.S. stocks that are believed to be undervalued or undiscovered in the marketplace.


Goldman Sachs International Equity Fund
Investment Objective: The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States.


INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:


INVESCO VIF - Dynamics Fund
Investment Objective: The Fund tries to buy securities that will increase in value over the long term. It is aggressively managed. Because its strategy includes many short-term factors -- including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions -- securities in its portfolio usually are bought and sold relatively frequently. The Fund invests in a variety of securities that the adviser believes present opportunities for capital growth -- primarily common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter. The Fund also may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.


INVESCO VIF - High Yield Fund
Investment Objective: The Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds," and preferred stock, including securities issued by foreign companies. These debt securities are highly sensitive to changes in interest rates; in general, as interest rates rise, the value of these securities will decline. Because the debt securities held by the Fund tend to be lower rated, they are more susceptible to the impact of overall fluctuations in the economy than other, higher-rated debt securities. Although these securities carry with them higher risks, they generally provide higher yields -- and therefore higher income --than higher-rated debt securities.


KEMPER VARIABLE SERIES:

Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:


Kemper Government Securities Portfolio
Investment Objective: Kemper Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.


Kemper Small Cap Growth Portfolio
Investment Objective: Kemper Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.


Kemper Small Cap Value Portfolio
Investment Objective: Kemper Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.


SCUDDER VARIABLE LIFE INVESTMENT FUND:

The Scudder Variable Life Investment Fund is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


International Portfolio

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.


LIBERTY VARIABLE INVESTMENT TRUST:

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:


Newport Tiger Fund, Variable Series
Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of larger, well-established companies.


MFS VARIABLE INSURANCE TRUST:

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


MFS Emerging Growth Series
Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.


MFS Global Governments Series
Investment Objective: The Series' investment objective is to provide income and capital appreciation. The Series invests primarily in U.S. and foreign government securities. Prior to May 1, 1999, the Series' investment objective was to seek not only preservation but also growth of capital, together with moderate current income.


MFS Growth With Income Series
Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.


MFS High Income Series
Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.


MFS Research Series
Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


PIMCO VARIABLE INSURANCE TRUST:

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


PIMCO High Yield Bond Portfolio
Investment Objective: The High Yield Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield bonds rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.


PIMCO Low Duration Bond Portfolio
Investment Objective: The Low Duration Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PIMCO StocksPLUS Growth and Income Portfolio
Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.


PIMCO Total Return Bond Portfolio
Investment Objective: The PIMCO Total Return Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


PUTNAM VT Growth and Income Fund, Class IA Shares
Investment Objective: The Fund seeks capital growth and current income. The Fund invests primarily in "value" stocks, that offer the potential for capital growth, current income, or both. Value stocks are those that the adviser believes are currently undervalued compared to their true worth.


PUTNAM VT International Growth Fund, Class IA Shares
Investment Objective: The Fund seeks capital appreciation. Under normal conditions, the Fund generally diversifies its investments among a number of different countries by investing at least 65% of its total assets in at least three countries other than the United States. The Fund may invest in both growth and value stocks.


PUTNAM VT International New Opportunities Fund, Class IA Shares
Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund generally invests at least 65% of its total assets in at least three countries other than the United States. The Fund invests mainly in growth stocks, which are stocks issued by companies whose earnings the adviser believes are likely to grow faster than the economy as a whole.


PUTNAM VT New Value Fund, Class IA Shares
Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests in value stocks, which are common stocks that the adviser believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.


PUTNAM VT Vista Fund, Class IA Shares
Investment Objective: The Fund seeks capital appreciation. The Fund invests mainly in "growth" stocks that are issued by companies whose earnings the adviser believes are likely to grow faster than the economy as a whole. The Fund mainly buys stocks of medium size companies, although the Fund may invest in companies of any size.


TEMPLETON VARIABLE PRODUCTS
SERIES FUND, CLASS 1 SHARES:

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Investments Fund, Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Investments Fund. The following portfolios are available under the contract:


Franklin Small Cap Investments Fund
Investment Objective: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies. Small cap companies are generally those with market cap values (share price times the number of common stocks outstanding) of less than $1.5 billion, at the time of purchase.


Mutual Shares Investments Fund
Investment Objective: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value).


Templeton Developing Markets Funds
Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that have their principal activities in emerging market countries.


Templeton International Fund
Investment Objective: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets. While there are no set percentage targets, the Fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk.



APPENDIX C
PERFORMANCE INFORMATION
Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1999 may be different than the numbers shown below.



PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 1999. As a result, performance information is available for the accumulation units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

o Performance figures shown for sub-accounts in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                      (reflects all                      (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                 Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance
Funds, Inc.
   AIM V.I. Capital
      Appreciation                  12/31/97                 9.52%        - -      15.21%            14.14%      - -      18.15%
   AIM V.I. International
      Equity                        12/31/97                (4.53)%       - -       8.95%             0.07%      - -      11.97%
   AIM V.I. Value                   12/31/97                21.33%        - -      27.49%            25.96%      - -      30.32%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth                   12/31/97                23.94%        - -      36.58%            28.57%      - -      39.33%
   Real Estate Investment           12/31/97               (14.12)%       - -     (14.17)%           (9.53)%     - -     (10.84)%
------------------------------------------------------------------------------------------------------------------------------------




APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                      (reflects all                      (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                 Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
   Bond Debenture                   5/20/96                 (4.43)%       - -       8.39%             0.17%      - -       9.70%
   Developing Growth                11/7/97                  7.85%        - -       7.56%            12.47%      - -      10.28%
   International Equity             5/14/96                 (1.00)%       - -       8.49%             3.60%      - -       9.79%
   Large Cap Research               2/17/98                 12.81%        - -      13.64%            17.42%      - -      16.93%
   Large Cap Stock                  5/16/96                 18.60%        - -      26.62%            23.22%      - -      27.61%
   Lord Abbett Growth and Income    1/8/99                    - -         - -       3.78%             - -        - -       8.89%
   Mid-Cap Value                    11/7/97                 (1.47)%       - -       6.14%             3.13%      - -       8.88%
   Quality Bond                     5/20/96                 (4.11)%       - -       3.57%             0.49%      - -       4.99%
   Select Equity                    5/15/96                 14.32%        - -      20.67%            18.94%      - -      21.74%
   Small Cap Stock                  5/15/96                (10.08)%       - -       5.04%            (5.49)%     - -       6.42%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market                     12/4/97                 (0.86)%       - -       1.00%             3.75%      - -       3.96%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust
   Goldman Sachs
      Global Income                 3/31/98                 (2.05)%       - -      (0.28)%            2.56%      - -       3.39%
   Goldman Sachs Growth
      and Income                    3/31/98                 (3.81)%       - -      (6.17)%            0.79%      - -      (2.45)%
   Goldman Sachs
      International Equity                          3/31/98                (2.91)% - -     (0.52)%              1.70%    - -
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
      Securities                    12/31/97                (2.10)%       - -       0.62%             2.50%      - -       3.74%
   Kemper Small Cap Growth          12/31/97                 2.69%        - -      10.51%             7.30%      - -      13.50%
   Kemper Small Cap Value           12/31/97               (14.01)%       - -      (8.48)%           (9.42)%     - -      (5.23)%
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                      (reflects all                      (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                 Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
      Variable Series               12/31/97                57.83%        - -       9.51%            62.50%      - -      12.51%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging Growth              12/31/97                 18.18%       - -       27.35%           22.80%      - -      30.18%
   MFS Global Governments           12/31/97                (3.44)%       - -      (1.25)%            1.16%      - -       1.89%
   MFS Growth With Income           12/31/97                 5.34%        - -      14.32%             9.95%      - -      17.28%
   MFS High Income                  12/31/97                (5.89)%       - -      (1.27)%           (1.29)%     - -       1.87%
   MFS Research                     12/31/97                 6.82%        - -      17.26%            11.43%      - -      20.18%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth and
      Income - Class IA Shares      12/31/97                 9.91%        - -      13.28%            14.53%      - -      16.25%
   Putnam VT International
      Growth - Class IA Shares      12/31/97                 5.19%        - -      16.78%             9.80%      - -      19.71%
   Putnam VT International
      New Opportunities -
      Class IA Shares               12/31/97                12.57%        - -      19.67%            17.18%      - -      22.57%
   Putnam VT New Value -
      Class IA Shares               12/31/97                10.77%        - -       9.43%            15.38%      - -      12.44%
   Putnam VT Vista -
      Class IA Shares               12/31/97                 9.06%        - -      17.59%            13.68%      - -      20.51%
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products
Series Fund, Class 1 Shares
   *Franklin Small Cap Investments  3/1/99                   - -          - -      16.24%             - -        - -      21.36%
   *Mutual Shares Investments       9/21/98                  - -          - -      22.50%             - -        - -      27.63%
   *Templeton Developing
      Markets                       9/21/98                  - -          - -      85.36%             - -        - -      90.55%
   Templeton International          9/21/98                  - -          - -      21.87%             - -        - -      27.00%
------------------------------------------------------------------------------------------------------------------------------------

*Past expense reductions by the manager increased returns.
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have a limited performance history. However, certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized. Total Return for the periods ended 6/30/99:

------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital
      Appreciation        5/5/93          15.81%    21.16%    18.88%     9.52%    19.66%   17.38%     14.14%    19.76%    17.48%
   AIM V.I.
      International Equity5/5/93           1.52%    12.82%    13.02%    (4.53)%   11.32%   11.52%      0.07%    11.42%    11.62%
   AIM V.I. Value         5/5/93          27.94%    25.41%    22.63%    21.33%    23.91%   21.13%     25.96%    24.01%    21.23%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
   Premier Growth         6/26/92         30.38%   32.57%     25.64%    23.94%    31.07%   24.14%     28.57%    31.17%    24.24%
   Real Estate
      Investment          1/9/97          (8.25)%   - -        2.34%    (14.12)%   - -     (3.66)%    (9.53)%    - -       0.94%
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
   VP Income & Growth     10/30/97        18.54%    - -       27.61%    12.54%      - -    21.61%     17.14%     - -      26.21%
   VP International       5/1/94           1.74%   13.53%     12.59%    (4.26)%   12.03%   11.09%      0.34%    12.13%    11.19%
   VP Value               5/1/96          11.98%    - -       17.79%     5.98%      - -    11.79%     10.58%     - -      16.39%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index       9/29/89         22.36%   27.36%     17.57%    16.36%    25.86%   16.07%     20.96%    25.96%    16.17%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Capital
      Appreciation        4/5/93          15.86%   26.10%     21.12%     9.86%    24.60%   19.62%     14.46%    24.70%    19.72%
   Dreyfus VIF -
      Disciplined Stock   5/1/96          18.85%    - -       28.12%    12.85%      - -    22.12%     17.45%     - -      26.72%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market           10/1/87          5.21%    5.54%      5.53%     (0.86)%   4.04%    4.03%      3.75%     4.14%     4.13%
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
   Goldman Sachs
      Global Income       1/12/98          3.91%     - -       4.53%     (2.05)%    - -    (1.47)%     2.56%     - -       3.13%
   Goldman Sachs
      Growth and Income   1/12/98          2.26%     - -      10.96%     (3.81)%    - -     4.96%      0.79%     - -       9.56%
   Goldman Sachs
      International Equity1/12/98          3.18%     - -      15.36%     (2.91)%    - -     9.36%      1.70%     - -      13.96%
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -
      Dynamics            8/25/97         21.92%     - -      23.84%     15.92%     - -    17.84%     20.52%     - -      22.44%
   INVESCO VIF -
      High Yield          5/27/94          1.73%   12.18%     11.92%     (4.27)%  10.68%   10.42%      0.33%    10.78%    10.52%
------------------------------------------------------------------------------------------------------------------------------------
Kemper Variable Series
   Kemper Government
      Securities          9/3/87           3.61%    7.41%      7.51%     (2.10)%   5.91%    6.01%      2.50%     6.01%     6.11%
   Kemper Small
      Cap Growth          5/2/94           8.90%   23.95%     22.60%      2.69%   22.45%   21.10%      7.30%    22.55%    21.20%
   Kemper Small
      Cap Value           5/1/96          (8.04)%    - -       4.98%    (14.01)%    - -    (1.02)%    (9.42)%    - -       3.58%
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund
      International       5/1/87           7.99%   12.28%     11.61%      1.99%   10.78%   10.11%      6.59%    10.88%    10.21%
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
   Newport Tiger Fund,
      Variable Series     5/1/95          64.19%     - -       1.65%     57.83%     - -    (4.35)%    62.50%     - -       0.25%
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
   MFS Emerging
      Growth              7/24/95         24.52%     - -      26.65%     18.18%     - -    20.65%     22.80%     _ _      25.25%
   MFS Global
      Governments         6/14/94          2.58%    4.40%      4.40%     (3.44)%   2.90%    2.90%      1.16%     3.00%     3.00%
   MFS Growth
      With Income         10/9/95         11.50%     - -      24.02%      5.34%     - -    18.02%      9.95%     _ _      22.62%
   MFS High Income        7/26/95          0.10%     - -       8.95%     (5.89)%    - -     2.95%     (1.29)%    _ _       7.55%
   MFS Research           7/26/95         13.00%     - -      22.00%      6.82%     - -    16.00%     11.43%     _ _      20.60%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception    1 yr     5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
   PIMCO High Yield Bond  4/30/98         2.28%      - -       2.83%   (3.72)%     - -     (3.17)%     0.88%     - -       1.43%
   PIMCO Low
      Duration Bond       2/16/99         - -        - -       1.28%    - -        - -     (4.34)%      - -      - -       0.76%
   PIMCO StocksPLUS
      Growth and Income   12/31/97       23.86%      - -      28.16%   17.86%      - -     22.16%     22.46%     - -      26.76%
   PIMCO Total
      Return Bond         12/31/97        3.55%      - -       4.42%   (2.45)%     - -     (1.58)%     2.15%     - -       3.02%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
      and Income -
      Class IA Shares     2/1/88         16.14%     21.98%    15.93%    9.91%     20.48%   14.43%     14.53%    20.58%    14.53%
   Putnam VT International
      Growth - Class
      IA Shares           1/2/97         11.34%      - -      19.20%    5.19%      - -     13.20%      9.80%     - -      17.80%
   Putnam VT International
     New Opportunities -
      Class IA Shares     1/2/97         18.82%      - -      13.82%   12.57%      - -      7.82%     17.18%     - -      12.42%
   Putnam VT New Value -
      Class IA Shares     1/2/97         17.01%      - -      15.39%   10.77%      - -      9.39%     15.38%     - -      13.99%
   Putnam VT Vista -
      Class IA Shares     1/2/97         15.28%      - -      22.58%    9.06%      - -     16.58%     13.68%     - -      21.18%
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products
Series Fund
   *Franklin Small Cap Investments,
      Class 1 Shares      5/1/98         15.12%      - -       8.36%     9.12%     - -      2.36%     13.72%     - -       6.96%
   *Mutual Shares Investments,
      Class 1 Shares      5/1/98         17.41%      - -      10.14%    11.41%     - -      4.14%     16.01%     - -       8.74%
   *Templeton Developing
      Markets Fund, Class
      1 Shares            3/4/96         47.76%      - -      (8.10)%   41.76%     - -    (14.10)%    46.36%     - -      (9.50)%
   Templeton International Fund,
      Class 1 Shares      5/1/92          5.39%     15.27%    14.69%   (0.61)%    13.77%   13.19%      3.99%    13.87%    13.29%
------------------------------------------------------------------------------------------------------------------------------------

*Past expense reductions by the manager increased returns.
------------------------------------------------------------------------------------------------------------------------------------

Please send me, at no charge, the Statement of Additional Information dated November 12, 1999, for the annuity contract issued by Cova.


               (Please print or type and fill in all information)




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Name




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Address




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City                               State                    Zip Code


CC-4283 (11/99)                                                        NAVI-CA












- ------------------------------
- ------------------------------
- ------------------------------




                         Cova Financial Life
                           Insurance Company
                         Attn: Variable Products
                         One Tower Lane
                         Suite 3000
                         Oakbrook Terrace, Illinois  60181-4644







                                      COVA
                     Cova Financial Life Insurance Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306-9775
                                  800-343-8496









CC-4282(11/99) Policy Form Series XLCC-648, XLCC-833 21-NAVI-CAS(11/99)